Annual Total Returns (Money Market Portfolio - Money Market Portfolio Annuity) (Money Market Portfolio, Money Market Portfolio - Money Market Portfolio)	18 Months Ended
Jun. 30, 2013
Money Market Portfolio | Money Market Portfolio - Money Market Portfolio
Annual Total Return
2012	0.14%
2011	0.17%
2010	0.23%
2009	0.62%
2008	2.83%
2007	5.25%
2006	5.03%
2005	3.17%
2004	1.26%
2003	1.01%